ALLOWANCES FOR DOUBTFUL RECEIVABLES	12 Months Ended
Dec. 31, 2011
ALLOWANCES FOR DOUBTFUL RECEIVABLES
ALLOWANCES FOR DOUBTFUL RECEIVABLES

4. ALLOWANCES FOR DOUBTFUL RECEIVABLES

Allowances for doubtful receivables are comprised of allowances for accounts receivable and allowances for other receivables. The Company made provision (reversal) for doubtful debts in the aggregate amount of $9,872,894, $3,919,044 and ($1,374,668) during the year ended December 31, 2009, 2010 and 2011, respectively. The reversal of the allowance in 2011relates to the collection of payments from certain of the Company’s module customers in connection with receivables that were previously provided for.

Analysis of allowances for accounts receivable is as follows:

	At December 31,
	2010	2011
Beginning of the year	$114,271	$2,412,695
Allowances (reversal) made during the year	2,237,042	(1,402,085)
Foreign exchange effect	61,382	79,664
Closing balance	$2,412,695	$1,090,273

Analysis of allowances for other receivables is as follows:

	At December 31,
	2010	2011
Beginning of the year	$9,456,014	$8,733,597
Allowances made during the year	42,379	—
Write off	(774,792)	—
Foreign exchange effect	9,996	5,717
Closing balance	$8,733,597	$8,739,314

Analysis of allowances for advances for purchases of property, plant and equipment is as follows:

	At December 31,
	2010	2011
Beginning of the year	$—	$887,888
Allowances made during the year	1,808,989	321,430
Write off	(943,340)	—
Foreign exchange effect	22,239	58,247
Closing balance	$887,888	$1,267,565

Analysis of allowances for advances to suppliers is as follows:

	At December 31,
	2010	2011
Beginning of the year	$4,887,683	$4,661,198
Reversal during the year	(169,366)	(294,013)
Write-off	(133,587)	—
Foreign exchange effect	76,468	38,665
Closing balance	$4,661,198	$4,405,850